Segment Information (Product Sales to External Customers for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Net sales	¥ 3,160,243	¥ 3,593,299	¥ 3,951,937
Office Business Unit
Revenue, Major Customer [Line Items]
Net sales	1,437,188	1,749,165	1,865,056
Office Business Unit | Monochrome Copiers
Revenue, Major Customer [Line Items]
Net sales	204,574	261,964	280,035
Office Business Unit | Color Copiers
Revenue, Major Customer [Line Items]
Net sales	304,689	382,845	403,522
Office Business Unit | Printers
Revenue, Major Customer [Line Items]
Net sales	502,156	624,601	702,378
Office Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	425,769	479,755	479,121
Imaging System Business Unit
Revenue, Major Customer [Line Items]
Net sales	711,317	806,425	969,660
Imaging System Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	46,706	54,298	56,711
Imaging System Business Unit | Cameras
Revenue, Major Customer [Line Items]
Net sales	347,240	466,306	594,567
Imaging System Business Unit | Inkjet Printers
Revenue, Major Customer [Line Items]
Net sales	317,371	285,821	318,382
Medical System Business Unit
Revenue, Major Customer [Line Items]
Net sales	435,368	437,456	437,305
Industry and Others Business Unit
Revenue, Major Customer [Line Items]
Net sales	577,130	598,653	679,916
Industry and Others Business Unit | Others
Revenue, Major Customer [Line Items]
Net sales	434,614	441,493	480,194
Industry and Others Business Unit | Lithography Equipment
Revenue, Major Customer [Line Items]
Net sales	142,516	157,160	¥ 199,722
Corporate and Eliminations
Revenue, Major Customer [Line Items]
Net sales	¥ (760)	¥ 1,600